Condensed Balance Sheet	May 28, 2021 USD ($)
Current assets:
Cash	$ 2,379,201
Prepaid expenses	38,969
Total current assets	2,418,170
Cash held in Trust Account	230,000,000
TOTAL ASSETS	232,418,170
Current liabilities:
Accounts payable	3,286
Accrued expenses	1,912
Accrued offering costs	364,911
Due to related party	358
Total current liabilities	370,467
Deferred underwriting fee payable	8,050,000
Total Liabilities	8,420,467
Commitments and Contingencies (see Note 7)
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value	230,000,000
Stockholders' Equity (Deficit)
Preferred Stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(6,002,944)
Total Stockholders' Deficit	(6,002,297)
Total Liabilities and Stockholders' Deficit	232,418,170
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value	230,000,000
Stockholders' Equity (Deficit)
Common Stock, Value	72
Common Class B [Member]
Stockholders' Equity (Deficit)
Common Stock, Value	$ 575